CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019		Dec. 31, 2018
Revenues:
Net revenue	$ 192,100,000	$ 135,900,000	$ 372,600,000	$ 238,200,000
Cost of revenues:
Cost of revenue	145,800,000	97,300,000	279,200,000	172,100,000
Gross profit	46,300,000	38,600,000	93,400,000	66,100,000
General and administrative expenses	43,700,000	32,800,000	94,800,000	58,100,000
Depreciation and amortization expense	1,700,000	700,000	2,700,000	1,300,000
Total general and administrative expenses	45,400,000	33,500,000	97,500,000	59,400,000	$ 1,934,799		$ 342
Income (loss) from operations	900,000	5,100,000	(4,100,000)	6,700,000	(1,934,799)		(342)
Other income (expense)
Interest income					2,252,652
Interest expense, floor plan payable - new equipment	(300,000)	(800,000)	(1,300,000)	(1,500,000)
Interest expense - other	(5,400,000)	(4,200,000)	(10,300,000)	(8,000,000)
Other income	300,000	300,000	700,000	600,000
Loss on extinguishment of debt			(7,600,000)
Total other income (expense)	(5,400,000)	(4,700,000)	(18,500,000)	(8,900,000)
(Loss) income before taxes	(4,500,000)	400,000	(22,600,000)	(2,200,000)	317,853		(342)
Income tax benefit	(400,000)	0	(1,500,000)	0	309,000		800
Net (loss) income	$ (4,100,000)	$ 400,000	$ (21,100,000)	$ (2,200,000)	$ 8,853		$ (1,142)
Basic and diluted (loss) income per share	$ (0.14)	$ 0.05	$ (0.88)	$ (0.31)	$ (0.56)	[1]	$ 0.00	[1]
Basic and diluted weighted average common shares outstanding	29,039,177	7,300,000	23,903,579	7,300,000	2,961,370	[2]	3,125,000	[2]
New and Used Equipment Sales
Revenues:
Net revenue	$ 95,100,000	$ 61,200,000	$ 177,300,000	$ 106,000,000
Cost of revenues:
Cost of revenue	83,500,000	53,500,000	155,900,000	93,200,000
Parts Sales
Revenues:
Net revenue	28,100,000	20,600,000	56,800,000	37,100,000
Cost of revenues:
Cost of revenue	19,400,000	13,600,000	39,000,000	24,500,000
Service Revenue
Revenues:
Net revenue	28,400,000	22,700,000	58,600,000	39,900,000
Cost of revenues:
Cost of revenue	11,000,000	8,100,000	22,400,000	14,300,000
Rental Revenue
Revenues:
Net revenue	26,000,000	22,100,000	51,200,000	39,100,000
Cost of revenues:
Cost of revenue	4,500,000	3,600,000	9,400,000	7,100,000
Rental Equipment Sales
Revenues:
Net revenue	14,500,000	9,300,000	28,700,000	16,100,000
Cost of revenues:
Cost of revenue	12,400,000	7,800,000	24,600,000	13,800,000
Rental Depreciation
Cost of revenues:
Cost of revenue	$ 15,000,000	$ 10,700,000	$ 27,900,000	$ 19,200,000

[1]	Loss per common share - basic and diluted excludes income attributable to common stock subject to possible redemption of $1,676,357 for the year ended December 31, 2019.
[2]	Excludes an aggregate of 13,820,208 shares of common stock subject to possible redemption at December 31, 2019.